NOTE 8 – LOAN PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTE 8 - LOANS PAYABLE - Future Minimum Payments
Total
2021 (three months remaining in 2021)	$3,374
2022	13,496
2023	13,496
2024	11,828
Thereafter	—
42,194
Less: Imputed interest	(3,723)
Loan payable	38,471

Loan payable – current	13,347
Loan payable - non-current	$25,124

December 31,
2021	$13,496
2022	13,496
2023	13,496
2024	11,828
52,316
Less: Imputed interest	(5,460)
Loan payable	46,856

Loan payable - current	13,496
Loan payable - non-current	$33,360